Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
We do not have a policy or practice regarding the timing for granting stock options or stock appreciation rights, as we do not currently grant these types of awards under our long-term incentive program. We currently grant restricted stock units and performance-based restricted stock units under our long-term incentive program. With respect to these types of equity awards, we do not have a formal policy regarding the timing of grant. However, we generally grant annual equity awards to our named executive officers and other eligible employees at the Compensation Committee’s regularly scheduled meeting in February of each year. This meeting is scheduled many months in advance. Outside of our annual equity award cycle, we may grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, for retention purposes, or in other relevant circumstances.